Employee Benefit Obligations - Summary of Changes in Post-employment Defined Benefit Obligations (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Beginning balance	$ 56,602,664	$ 57,081,924
Current service cost	1,928,868	1,920,262
Net Interest cost	2,639,738	2,750,376
Actuarial (gains) losses from changes in financial assumptions	5,724,985	789,809
Actuarial (gains) losses from changes in experience adjustments	2,052,219	(827,690)
Foreign currency translation	9,786	124,929
Benefits paid	(4,068,988)	(5,469,357)
Past service cost of Defined Benefit Plan Obligations	1,224,527	(39,060)
Defined benefit plan obligations from business combinations		602,816
Transfers of employees	49,691	(331,345)
Ending balance	$ 66,163,490	$ 56,602,664